CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Predecessor [Member] USD ($)	Predecessor [Member] Common Stock [Member] USD ($)	Predecessor [Member] Additional Paid-in Capital [Member] USD ($)	Predecessor [Member] Treasury Stock [Member] USD ($)	Predecessor [Member] Retained Earnings [Member] USD ($)	Predecessor [Member] Accumulated Other Comprehensive Loss [Member] USD ($)	Successor [Member] USD ($)	Successor [Member] Common Stock [Member] USD ($)		Successor [Member] Additional Paid-in Capital [Member] USD ($)	Successor [Member] Retained Earnings [Member] USD ($)	Successor [Member] Accumulated Other Comprehensive Loss [Member] USD ($)	SoftBank [Member] Successor [Member] USD ($)	SoftBank [Member] Successor [Member] Common Stock [Member] USD ($)	SoftBank [Member] Successor [Member] Additional Paid-in Capital [Member] USD ($)	Common Class B [Member] Successor [Member] Common Stock [Member]
Balance at Dec. 31, 2010	$ 14,546	$ 6,016	$ 46,841	$ (227)	$ (37,582)	$ (502)
Balance (in shares) at Dec. 31, 2010		3,008,000,000		20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(2,890)				(2,890)
Other comprehensive income (loss)	(290)					(290)
Stock Issued During Period, Shares, New Issues		7,000,000
Stock Issued During Period, Value, New Issues	18	14	0
Stock Issued During Period, Shares, Treasury Stock Reissued				(1,000,000)
Stock Issued During Period, Value, Treasury Stock Reissued				21	(17)
Share-based compensation expense	43		43
Stock Issued During Period, Shares, Conversion of Convertible Securities		(19,000,000)		(19,000,000)
Stock Issued During Period, Value, Conversion of Convertible Securities	0	(38)	(168)	206
Balance at Dec. 31, 2011	11,427	5,992	46,716	0	(40,489)	(792)
Balance (in shares) at Dec. 31, 2011		2,996,000,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(863)
Balance at Mar. 31, 2012
Balance at Dec. 31, 2011	11,427	5,992	46,716		(40,489)	(792)
Balance (in shares) at Dec. 31, 2011		2,996,000,000
Common Stock, Shares, Issued	3,010,000,000						3,106,000									3,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(4,326)				(4,326)
Other comprehensive income (loss)	(341)					(341)
Stock Issued During Period, Shares, New Issues		14,000,000
Stock Issued During Period, Value, New Issues	29	27	2
Share-based compensation expense	44		44
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	254		254
Balance at Dec. 31, 2012	7,087	6,019	47,016	0	(44,815)	(1,133)
Balance (in shares) at Dec. 31, 2012		3,010,000,000		0
Balance at Sep. 30, 2012
Common Stock, Shares, Issued	3,010,000,000						3,106,000									3,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(1,322)
Balance at Dec. 31, 2012	7,087			0
Balance (in shares) at Dec. 31, 2012				0
Balance at Oct. 05, 2012							0	0		0	0	0
Balance (in shares) at Oct. 05, 2012								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(27)				(27)
Other comprehensive income (loss)							0
Capital Contribution By SoftBank							3,105			3,105
Payments for Merger Related Costs							32			32
Balance at Dec. 30, 2012
Balance at Dec. 31, 2012	7,087			0			3,110
Balance (in shares) at Dec. 31, 2012				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(643)						(9)
Other comprehensive income (loss)	14						0
Balance at Mar. 31, 2013
Balance at Dec. 31, 2012	7,087	6,019	47,016	0	(44,815)	(1,133)
Balance (in shares) at Dec. 31, 2012		3,010,000,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(1,158)				(1,158)
Other comprehensive income (loss)	23					23
Stock Issued During Period, Shares, New Issues		16,000,000
Stock Issued During Period, Value, New Issues	60	33	27
Share-based compensation expense	18		18
Stock Issued During Period, Shares, Conversion of Convertible Securities		590,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities		1,181
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			1,919
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt	3,100
Balance at Jul. 10, 2013	9,130	7,233	48,980	0	(45,973)	(1,110)
Balance (in shares) at Jul. 10, 2013		3,616,000,000		0
Balance at Dec. 31, 2012				0			3,110	0		3,137	(27)	0
Balance (in shares) at Dec. 31, 2012				0				0	[1]
Common Stock, Shares, Issued							3,934,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(1,860)				(1,860)
Other comprehensive income (loss)							102					102
Share-based compensation expense							45			45
Payments for Merger Related Costs							97			97
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised								7,000,000
Value of Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised							27	0		27	0
Stock Issued During Period, Shares, Acquisitions								851,000,000						3,076,000,000
Stock Issued During Period, Value, Acquisitions							5,344	8		5,336			18,401	31	18,370
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options							193			193
Adjustments to Additional Paid in Capital, Warrant Issued							139			139
Adjustments to Additional Paid in Capital, Return of Capital to the Acquirer, Prior to Acquisition										(14)
Adjustments to Additional Paid in Capital, Return of Capital to Acquirer, prior to acquisition							(14)
Balance at Dec. 31, 2013							25,584	39		27,330	(1,887)	102
Balance (in shares) at Dec. 31, 2013								3,934,000,000
Balance at Jun. 30, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	1,082
Balance at Jul. 10, 2013	9,130			0
Balance (in shares) at Jul. 10, 2013				0
Balance at Sep. 30, 2013
Common Stock, Shares, Issued							3,934,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(1,038)
Balance at Dec. 31, 2013							25,584	39		27,330	(1,887)	102
Balance (in shares) at Dec. 31, 2013								3,934,000,000
Common Stock, Shares, Issued							3,941,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							(151)				(151)
Other comprehensive income (loss)							(145)					(145)
Stock Issued During Period, Shares, New Issues								7,000,000
Stock Issued During Period, Value, New Issues							0	0		0
Share-based compensation expense							24			24
Balance at Mar. 31, 2014							$ 25,312	$ 39		$ 27,354	$ (2,038)	$ (43)
Balance (in shares) at Mar. 31, 2014							3,941,000,000

[1]	(1)For the successor period beginning October 5, 2012 and ending December 31, 2012, there were approximately 3 million shares of Class B common stock of Starburst II, Inc. issued and outstanding with an immaterial value. These shares were exchanged in connection with the issuance of common stock to SoftBank upon completion of the Merger.